FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Assets (liabilities) measured at fair value on a recurring basis

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2017 include:

	Level 1	Level 2	Level 3	Aggregate Fair Value
Available-for-sale investments	$188.0	$—	$—	$188.0
Derivative contracts:
Foreign currency forward and collar contracts	—	6.1	—	6.1
Energy swap contracts	—	12.9	—	12.9
Total return swap contracts	—	0.6	—	0.6

	$188.0	$19.6	$—	$207.6

Summary of information about derivative contracts outstanding

	December 31, 2017		December 31, 2016
	Asset / (Liability) Fair Value	AOCI	Asset / (Liability) Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts (a) (i)	6.1	4.4	8.9	5.9

Commodity contracts
Energy swap contracts (b) (ii)	12.9	9.8	12.3	9.6

Other contracts
Total return swap contracts (iii)	0.6	—	(6.2)	—

Total all contracts	$19.6	$14.2	$15.0	$15.5

Unrealized fair value of derivative assets
Current	17.0		16.1
Non-current	3.9		6.0

	$20.9		$22.1

Unrealized fair value of derivative liabilities
Current	(1.1)		(7.1)
Non-current	(0.2)		—

	$(1.3)		$(7.1)

Total net fair value	$19.6		$15.0

(a)	Of the total amount recorded in AOCI at December 31, 2017, $4.2 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

(b)	Of the total amount recorded in AOCI at December 31, 2017, $7.3 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

Summary of foreign currency forward and collar contracts outstanding

The following table provides a summary of foreign currency forward and collar contracts outstanding at December 31, 2017, maturing in 2018 and 2019:

Foreign currency	2018	2019	2020
Brazilian real forward buy contracts
(in millions of U.S. dollars)	$69.6	$—	$—
Average price (Brazilian reais)	3.32	—	—
Brazilian real zero cost collars
(in millions of U.S. dollars)	$25.2	$60.0	$—
Average put strike (Brazilian reais)	3.75	3.45	—
Average call strike (Brazilian reais)	4.12	3.64	—
Canadian dollar forward buy contracts
(in millions of U.S. dollars)	$40.5	$18.0	$—
Average rate (Canadian dollars)	1.35	1.28	—
Russian rouble zero cost collars
(in millions of U.S. dollars)	$24.0	$—	$—
Average put strike (Russian roubles)	60.0	—	—
Average call strike (Russian roubles)	71.2	—	—

Summary of energy swap contracts outstanding

The following table provides a summary of energy swap contracts outstanding at December 31, 2017, maturing in 2018 to 2020:

Energy	2018	2019	2020
WTI oil swap contracts (barrels)	907,482	594,451	90,000
Average price	$48.48	$49.86	$52.40